STADION INVESTMENT TRUST

Stadion Tactical Growth Fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX)	Stadion Tactical Defensive Fund Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX)	Stadion Trilogy Alternative Return Fund Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)
Stadion Alternative Income Fund Class A Shares (TACFX) Class C Shares (TACCX) Class I Shares (TACSX)	Stadion Defensive International Fund Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)	Stadion Managed Risk 100 Fund Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)

SUPPLEMENT DATED NOVEMBER 2, 2016 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 28, 2015

At the meeting of the Board of Trustees (the “Meeting”) of the Stadion Investment Trust (the “Trust”) held on November 2, 2015, Sareena Khwaja-Dixon was elected and qualified to serve as Secretary of the Trust, effective immediately.

The following information replaces the information found in the section titled “Other Executive Officers” beginning on page 22 of the Statement of Additional Information:

OTHER EXECUTIVE OFFICERS
Judson P. Doherty (age 46)	Chief Executive Officer and President (Principal Executive Officer)	Since June 2006
Mr. Doherty has been Chief Executive Officer since April 2015 and President of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2007. He was Chief Financial Officer of Stadion Money Management, Inc. from 2001 until 2011 and Chief Compliance Officer of Stadion Money Management, Inc. and the Trust from 2004 to 2010. He is also a member of the Adviser’s investment committee.
				n/a	None
Duane L. Bernt (age 45)	Treasurer (Principal Financial Officer)	Since October 2012	Mr. Bernt has been the Chief Financial Officer of the Adviser since 2011. Previously, he was a Senior Vice President of Lincoln Financial Group (a financial services firm) from 1998 to 2011.	n/a	None
Michael D. Isaac (age 39)	Chief Compliance Officer	Since April 2010
Mr. Isaac has been the Chief Compliance Officer of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2010. Previously, he was Chief Compliance Officer of J.P. Turner & Company LLC (a broker/dealer) from 2006 to 2010.
				n/a	None
Alan Gattis (age 35) 1290 Broadway, Suite 1100 Denver, Colorado 80203	Assistant Treasurer	Since April 2013
Mr. Gattis, Fund Controller for ALPS Fund Services, Inc., joined ALPS in 2011. Previously, he was an Audit Manager for Spicer Jeffries LLP (a public accounting firm) from 2009 until 2011. He was an auditor for PricewaterhouseCoopers LLP from 2004 until 2009.
				n/a	None
Sareena Khwaja-Dixon (age 35) 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Since November 2015	Ms. Khwaja-Dixon, Senior Counsel and Vice President for ALPS Fund Services, Inc., joined ALPS in 2015. Previously, she was a Senior Paralegal/Paralegal for Russell Investments from 2011 to 2015.	n/a	None

Additionally, all references to Ms. Jennifer T. Welsh are deleted in their entirety.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE